Estimated Amortization Expense for Intangible Assets (Detail) In Millions, unless otherwise specified	Mar. 31, 2012 USD ($)	Mar. 31, 2012 INR
To be amortized during the twelve months ending March 31:
2013	$ 45.3	2,304.5
2014	30.2	1,538.5
2015	4.3	219.0
2016	0.1	7.0
2017	$ 0.1	3.0